Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Oct. 31, 2017
Prospectus Date	Oct. 31, 2017
Brown Advisory Growth Equity Fund | Investor Shares
Prospectus:
Trading Symbol	BIAGX
Brown Advisory Growth Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFGX
Brown Advisory Growth Equity Fund | Advisor Shares
Prospectus:
Trading Symbol	BAGAX
Brown Advisory Flexible Equity Fund | Investor Shares
Prospectus:
Trading Symbol	BIAFX
Brown Advisory Flexible Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFFX
Brown Advisory Flexible Equity Fund | Advisor Shares
Prospectus:
Trading Symbol	BAFAX
Brown Advisory Equity Income Fund | Investor Shares
Prospectus:
Trading Symbol	BIADX
Brown Advisory Equity Income Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFDX
Brown Advisory Equity Income Fund | Advisor Shares
Prospectus:
Trading Symbol	BADAX
Brown Advisory Sustainable Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFWX
Brown Advisory Sustainable Growth Fund | Investor Shares
Prospectus:
Trading Symbol	BIAWX
Brown Advisory Sustainable Growth Fund | Advisor Shares
Prospectus:
Trading Symbol	BAWAX
Brown Advisory Mid-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	BMIDX
Brown Advisory Small-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	BIASX
Brown Advisory Small-Cap Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFSX
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Prospectus:
Trading Symbol	BASAX
Brown Advisory Small-Cap Fundamental Value Fund | Investor Shares
Prospectus:
Trading Symbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Prospectus:
Trading Symbol	BAUUX
Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Prospectus:
Trading Symbol	BAUAX
Brown Advisory Global Leaders Fund | Investor Shares
Prospectus:
Trading Symbol	BIALX
Brown Advisory Intermediate Income Fund | Investor Shares
Prospectus:
Trading Symbol	BIAIX
Brown Advisory Intermediate Income Fund | Advisor Shares
Prospectus:
Trading Symbol	BAIAX
Brown Advisory Total Return Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFTX
Brown Advisory Total Return Fund | Investor Shares
Prospectus:
Trading Symbol	BIATX
Brown Advisory Strategic Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BIABX
Brown Advisory Strategic Bond Fund | Advisor Shares
Prospectus:
Trading Symbol	BATBX
Brown Advisory Sustainable Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BASBX
Brown Advisory Maryland Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BIAMX
Brown Advisory Tax Exempt Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BIAEX
Brown Advisory Mortgage Securities Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFZX
Brown Advisory Mortgage Securities Fund | Investor Shares
Prospectus:
Trading Symbol	BIAZX
Brown Advisory - WMC Strategic European Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFHX
Brown Advisory - WMC Strategic European Equity Fund | Investor Shares
Prospectus:
Trading Symbol	BIAHX
Brown Advisory - WMC Strategic European Equity Fund | Advisor Shares
Prospectus:
Trading Symbol	BAHAX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	BIAJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Advisor Shares
Prospectus:
Trading Symbol	BAJAX
Brown Advisory - Somerset Emerging Markets Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFQX
Brown Advisory - Somerset Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	BIAQX
Brown Advisory - Somerset Emerging Markets Fund | Advisor Shares
Prospectus:
Trading Symbol	BAQAX
Brown Advisory - Macquarie Asia New Stars Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFNX
Brown Advisory - Macquarie Asia New Stars Fund | Investor Shares
Prospectus:
Trading Symbol	BIANX